Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 06, 2020
Document Effective Date	Aug. 06, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Class I
Prospectus:
Trading Symbol	MMUTX